Item 1: Report to Shareholders

T. Rowe Price International Discovery Fund
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Certified Financials

T. Rowe Price International Discovery Fund
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Certified Financials (Unaudited)

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
NET ASSET
VALUE

Beginning of
period         $  15.34   $  19.28   $  34.52   $  26.75   $  14.99   $  16.11

Investment
activities

  Net investment
  income (loss)   (0.02)      0.01       0.06       0.06      (0.03)      0.05

  Net realized and
  unrealized gain
  (loss)           1.69      (3.95)     (9.49)     10.39      12.09      (0.92)

  Total from
  investment
  activities       1.67      (3.94)     (9.43)     10.45      12.06      (0.87)

  Distributions

  Net investment
  income           --         --         --         --        (0.01)      --

  Net realized
  gain             --         --        (5.83)     (2.81)     (0.30)     (0.25)

  Total
  distributions    --         --        (5.83)     (2.81)     (0.31)     (0.25)

  Redemption fees
  added to paid-in-
  capital          --         --         0.02       0.13       0.01       --

NET ASSET VALUE

End of
period         $  17.01   $  15.34   $  19.28   $  34.52   $  26.75   $  14.99
--------------------------------------------------------------------------------

Ratios/Supplemental
Data

Total return^     10.89%    (20.44)%   (31.90)%    40.07%     82.11%     (5.40)%

Ratio of total
expenses to
average net
assets             1.47%!     1.44%      1.38%      1.27%      1.42%      1.47%

Ratio of net
investment income
(loss) to average
net assets       (0.26)%!     0.06%      0.25%      0.15%     (0.17)%     0.25%

Portfolio
turnover
rate              103.9%!     93.9%      59.1%      81.0%      98.2%      34.2%

Net assets,
end of period
(in thousands)  $386,654   $359,514   $500,403   $905,387   $381,462   $189,001

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price International Discovery Fund
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Certified Financials (Unaudited)

Portfolio of Investments                            Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

AUSTRALIA  3.5%

Common Stocks  3.5%

Challenger                                       1,236,800      $         1,766

Circadian Technologies *                           840,342                  737

Downer EDI                                       4,847,297                1,821

LifeCare Health                                 23,157,200                1,160

Seven Network (misc. symbol)                       567,900                1,515

Sons of Gwalia                                     472,004                  547

United Group                                     1,676,000                2,949

Worley Group, 144A *                             2,484,600                3,050

Total Australia (Cost $15,352)                                           13,545

AUSTRIA  0.9%

Common Stocks  0.9%

OMV                                                 29,100                3,501

Total Austria (Cost $2,774)                                               3,501

BELGIUM  1.5%

Common Stocks  1.5%

Melexis                                            368,787                2,721

UCB                                                113,560                3,149

Total Belgium (Cost $4,954)                                               5,870

BERMUDA  0.3%

Common Stocks  0.3%

Linmark Group (HKD) (misc. symbol)               5,329,000                1,250

Total Bermuda (Cost $1,218)                                               1,250

CHINA  0.6%

Common Stocks  0.6%

China Pharmaceutical (HKD) (misc. symbol)        5,632,000                1,570

Hainan Meilan Airport, 144A (HKD) *              2,228,000                  893

Total China (Cost $2,326)                                                 2,463

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DENMARK  2.8%

Common Stocks  2.8%

Radiometer                                          79,625      $         4,555

Topdanmark *                                       194,800                6,364

Total Denmark (Cost $7,693)                                              10,919

FINLAND  2.2%

Common Stocks  2.2%

Rapala VMC                                       1,793,592                8,523

Total Finland (Cost $7,507)                                               8,523

FRANCE  3.9%

Common Stocks  3.9%

Boiron (misc. symbol)                               33,000                2,801

Camaieu (misc. symbol)                              31,460                1,382

Cegedim (misc. symbol)                              60,586                1,890

Ipsos                                               33,627                1,730

Neopost *                                          150,059                5,201

Sabate Diosos *(misc. symbol)                      199,700                  681

Ubiqus *                                           378,067                1,310

Total France (Cost $20,793)                                              14,995

GERMANY  8.8%

Common Stocks  8.8%

AWD Holding                                        114,800                1,681

Boewe Systec                                        80,895                2,191

Evotec OAI *                                       709,609                2,317

FJA                                                168,651                4,054

GFK (misc. symbol)                                 326,707                4,818

Medion                                              95,613                3,580

MPC Muenchmeyer Petersen Capital                   162,977                2,752

Puma (misc. symbol)                                 33,000                3,175

Schwarz Pharma                                      25,494                1,112

Stada Arzneimittel                                  55,832                2,928

Zapf Creation (misc. symbol)                       147,131                5,399

Total Germany (Cost $29,886)                                             34,007

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HONG KONG  3.4%

Common Stocks  3.4%

Asia Aluminum Holdings                          18,404,000      $         1,817

China Insurance                                  2,316,000                1,136

Esprit                                             842,889                1,653

Fong's Industries                                3,650,000                1,462

Global Bio-chem Technology                       6,128,000                1,485

Hainan Meilan Airport                            1,492,000                  598

Kingboard Chemical Holdings                      2,472,000                1,997

Shun Tak Holdings                                4,060,000                  927

Techtronic Industries (misc. symbol)               634,000                  793

Varitronix                                       2,056,000                1,239

Total Hong Kong (Cost $10,708)                                           13,107

INDIA  4.6%

Common Stocks  4.6%

Bharti Tele-Ventures *                           3,220,000                2,300

Cipla                                               67,600                  900

Divi Labs 144A *                                    35,500                  220

HDFC Bank                                        1,183,000                6,200

I-Flex Solutions 144A *                             91,100                1,633

ICICI Bank *                                     1,086,838                2,808

Kotak Mahindra Finance                             214,000                  654

Moser-Baer                                         200,000                1,154

Tata Engineering & Locomotive *                    541,400                1,728

Total India (Cost $18,515)                                               17,597

IRELAND  1.0%

Common Stocks  1.0%

Icon ADR (USD) *(misc. symbol)                     149,020                3,860

Total Ireland (Cost $2,176)                                               3,860

ISRAEL  1.2%

Common Stocks  1.2%

Partner Communications ADR
(USD) *(misc. symbol)                            1,070,796                4,787

Total Israel (Cost $17,843)                                               4,787

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ITALY  1.6%

Common Stocks  1.6%

ERG (misc. symbol)                                 700,900      $         3,119

GranitiFiandre                                     125,300                1,014

Parmalat Finanz                                    835,200                2,139

Total Italy (Cost $5,562)                                                 6,272

JAPAN  19.1%

Common Stocks  19.1%

Aica Kogyo (misc. symbol)                          361,000                2,859

ASKUL                                                8,300                  241

Central Glass                                      605,000                3,074

Citizen Watch (misc. symbol)                       362,000                1,912

Cleanup Corporation                                258,000                2,004

DAIICHIKOSHO                                        67,900                1,967

Dr. Ci Labo                                            661                3,503

Faith                                                  406                1,756

GEO Company *(misc. symbol)                            342                1,413

Glory                                               88,500                1,821

Goodwill Group                                         530                1,927

Index Corporation                                      556                2,792

JGC                                                406,000                2,864

Kawasaki Kisen Kaisha                            1,194,000                2,737

Kuraya Sanseido (misc. symbol)                     459,900                3,715

Matsumotokiyoshi (misc. symbol)                     65,700                2,924

MELCO                                              112,000                2,201

Mitsui High-Tec                                     78,000                  799

Nissen                                             409,600                4,420

Nissin                                             217,500                  954

Nitori (misc. symbol)                               69,000                3,007

NOK Corporation (misc. symbol)                     197,000                2,736

NSK Nakanishi                                        2,000                   63

Round One (misc. symbol)                             1,393                2,620

SANYO SHOKAI                                       533,000                2,842

Takara *(misc. symbol)                             423,100                2,690

Tokyo Steel Manufacturing                          558,800                1,915

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Tomen Electronics                                  100,800      $         2,167

USS (misc. symbol)                                  92,400                4,718

Yamada Denki (misc. symbol)                         76,800                1,484

Yamaha (misc. symbol)                              315,800                3,578

Total Japan (Cost $67,048)                                               73,703

MALAYSIA  3.5%

Common Stocks  3.3%

AMMB Holdings                                    1,399,000                1,215

Arab Malaysian *                                 3,747,000                  838

Berjaya Sports Toto                                626,000                  517

Gamuda Berhad                                      848,000                1,160

Genting Berhad                                     429,000                1,355

Hong Leong Bank                                  1,915,000                2,066

Magnum                                           3,139,000                1,958

Resorts World                                      749,000                1,646

Road Builder                                       717,000                  564

SP Setia                                         2,477,999                1,415

                                                                         12,734

Convertible Preferred Stocks  0.2%

Berjaya Sports Toto (Irredeemable Conv.
Unsec. Loan Stock)                                 845,100                  632

                                                                            632

Total Malaysia (Cost $15,113)                                            13,366

NETHERLANDS  2.7%

Common Stocks  2.7%

Crucell *                                          565,313                1,302

New Skies Satellites *                           1,138,442                5,346

SNT Group *                                        176,408                1,973

Teleplan *                                         428,500                1,710

Total Netherlands (Cost $22,504)                                         10,331

NEW ZEALAND  0.7%

Common Stocks  0.7%

Fisher & Paykel Healthcare                         436,804                2,629

Total New Zealand (Cost $1,711)                                           2,629

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SINGAPORE  1.0%

Common Stocks  1.0%

Keppel                                             958,000      $         2,409

SIA Engineering                                  1,454,000                1,311

Total Singapore (Cost $3,410)                                             3,720

SOUTH KOREA  3.5%

Common Stocks  3.5%

KEC *                                               54,650                2,312

Kook Soon Dang                                      53,290                1,162

Korea Electric Terminal                             97,000                1,613

LG International                                   335,430                1,532

Lotte Chilsung Beverage                              3,810                1,888

Lotte Confectionery                                  4,400                1,597

NCsoft *                                             2,808                  245

NHN Corporation                                     19,378                1,739

Pacific Corporation (misc. symbol)                  16,130                1,427

Total South Korea (Cost $12,943)                                         13,515

SPAIN  3.0%

Common Stocks  3.0%

Baron de Ley *(misc. symbol)                        99,455                3,114

Corporacion Mapfre                                 670,791                6,300

Iberia Lineas Aereas de
Espana (misc. symbol)                            1,168,400                2,051

Total Spain (Cost $8,499)                                                11,465

SWEDEN  1.1%

Common Stocks  1.1%

Bergman & Beving                                   388,200                1,900

ORC Software (misc. symbol)                        130,800                  784

Teleca (misc. symbol)                              499,900                1,676

Total Sweden (Cost $6,322)                                                4,360

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SWITZERLAND  3.1%

Common Stocks  3.1%

Actelion *                                          82,740      $         5,304

Converium Holding *                                 92,170                4,167

Kaba                                                12,273                1,744

TEMENOS Group *                                    696,859                  926

Total Switzerland (Cost $13,909)                                         12,141

TAIWAN  2.4%

Common Stocks  2.4%

Advantech                                          778,000                1,375

Basso Industry                                     860,000                1,397

Nien Made Enterprise                             1,350,720                2,854

Test Rite International                          2,731,200                1,703

Wan Hai Lines                                    2,290,000                1,856

Total Taiwan (Cost $8,171)                                                9,185

THAILAND  2.1%

Common Stocks  2.1%

Bangkok Bank *(misc. symbol)                     1,820,000                2,231

Kasikornbank Public (Non Voting
Depository Receipt) *                            3,887,000                2,881

Siam Commercial Bank *                           3,942,000                3,152

Total Thailand (Cost $6,538)                                              8,264

UNITED KINGDOM  14.9%

Common Stocks  14.9%

Acambis *                                          758,700                3,441

Amlin                                            1,225,200                2,332

Arena Leisure *                                  5,631,956                1,869

BRIT Insurance Holdings *                        1,453,600                1,639

Eidos *                                          1,863,853                4,062

Galen                                            1,253,069                8,869

GoshawK Insurance Holdings                         899,516                1,532

Hiscox                                             786,826                1,869

HIT Entertainment                                  563,854                1,984

ICAP                                               251,300      $         3,899

Incepta                                          5,335,700                1,067

Intertek Testing Services *                        334,330                1,939

Isis Asset Management                              616,800                1,712

JJB Sports                                       1,327,100                4,415

Kensington Group                                   604,244                1,938

Marlborough Stirling *                           3,397,900                1,522

Matalan                                            381,200                1,149

NDS ADR (USD) *(misc. symbol)                      218,622                2,809

PHS                                              2,853,300                3,012

Stanley Leisure                                    198,700                  868

Taylor Nelson                                    1,769,478                3,779

Yule Catto & Company                               384,400                2,023

Total United Kingdom (Cost $64,178)                                      57,729

SHORT-TERM INVESTMENTS  0.9%

Money Market Funds  0.9%

T. Rowe Price Reserve Investment
Fund, 1.30% #                                    3,305,618                3,306

Total Short-Term Investments (Cost $3,306)                                3,306

SECURITIES LENDING COLLATERAL 10.5%

Money Market Pooled Account 10.5%

Investment in money market pooled account
managed by JPMorgan Chase Bank, London          40,748,923               40,749

Total Securities Lending Collateral (Cost $40,749)                       40,749

Total Investments in Securities

104.8% of Net Assets (Cost $421,708)                                   $405,159

Other Assets Less Liabilities

Including $40,749 obligation to return
securities lending collateral                                           (18,505)

NET ASSETS                                                             $386,654
                                                                       --------

#    Seven-day yield

*    Non-income producing


(misc. symbol) All or a portion of this security is on loan at April 30, 2003 -
     See Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $5,796,000 and represents 1.5% of net assets

ADR  American Depository Receipts

HKD  Hong Kong dollar

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
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Certified Financials (Unaudited)                                 April 30, 2003

Statement of Assets and Liabilities
In thousands

Assets

Investments in securities, at value (cost $421,708)        $  405,159

Other assets                                                   34,225

Total assets                                                  439,384

Liabilities

Obligation to return securities lending collateral             40,749

Other liabilities                                              11,981

Total liabilities                                              52,730

NET ASSETS                                                 $  386,654
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $     (478)

Undistributed net realized gain (loss)                       (333,328)

Net unrealized gain (loss)                                    (16,032)

Paid-in-capital applicable to 22,727,190 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized            736,492

NET ASSETS                                                 $  386,654
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    17.01
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
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Certified Financials (Unaudited)

Statement of Operations
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In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $259)                  $    1,960

  Securities lending                                              122

  Interest (net of foreign taxes of $1)                           108

  Total income                                                  2,190

Expenses
  Investment management                                         1,939

  Shareholder servicing                                           548

  Custody and accounting                                          123

  Legal and audit                                                  24

  Prospectus and shareholder reports                               19

  Registration                                                      8

  Directors                                                         4

  Miscellaneous                                                     3

  Total expenses                                                2,668

Net investment income (loss)                                     (478)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (39,330)

  Foreign currency transactions                                   679

  Net realized gain (loss)                                    (38,651)

Change in net unrealized gain (loss)

  Securities                                                   77,117

  Other assets and liabilities

  denominated in foreign currencies                               360

  Change in net unrealized gain (loss)                         77,477

Net realized and unrealized gain (loss)                        38,826

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   38,348
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $          (478)     $           262

  Net realized gain (loss)                         (38,651)            (121,769)

  Change in net unrealized gain (loss)              77,477               26,151

  Increase (decrease) in net assets from
  operations                                        38,348              (95,356)

Capital share transactions *

  Shares sold                                       23,942               98,779

  Shares redeemed                                  (35,150)            (144,324)

  Redemption fees received                            --                     12

  Increase (decrease) in net
  assets from capital
  share transactions                               (11,208)             (45,533)

Net Assets

Increase (decrease) during period                   27,140             (140,889)

Beginning of period                                359,514              500,403

End of period                              $       386,654      $       359,514
                                           ---------------      ---------------

*Share information

  Shares sold                                        1,510                5,384

  Shares redeemed                                   (2,212)              (7,905)

  Increase (decrease) in shares outstanding           (702)              (2,521)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1988. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2003, approximately 22% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $39,645,000; aggregate collateral consisted of $40,749,000 in the money market pooled account and U.S. government securities valued at $608,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At April 30, 2003, the fund held no affiliated companies. For the six months then ended, $93,000 (4.2%) of dividend income, and $1,028,000 (2.7%) of net realized loss reflected in the accompanying financial statements resulted from transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $179,486,000 and $193,535,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $294,407,000 of unused capital loss carryforwards, of which $172,647,000 expire in 2009, and $121,760,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was $421,708,000. Net unrealized loss aggregated $16,032,000 at period-end, of which $52,064,000 related to appreciated investments and $68,096,000 related to depreciated investments.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2003, the fund had a capital gain tax refund receivable of $484,000, no deferred tax liability, $3,763,000 of capital loss carryforwards expiring in 2010, and $1,525,000 of capital loss carryforwards that expire in 2011.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $326,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $414,000 for the six months ended April 30, 2003, of which $91,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the fund was allocated $6,000 of Spectrum Funds' expenses, of which $4,000 related to services provided by Price and $1,000 was payable at period-end. At April 30, 2003, approximately 0.6% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $52,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003